Assumptions used to Value Options (Detail) (ZAR)	6 Months Ended	12 Months Ended
	Dec. 31, 2010 Year	Dec. 31, 2011 Year	Jun. 30, 2010 Year	Jun. 30, 2009 Year
Stock Appreciation Rights
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Weighted average exercise price-Rand	93.89	119.17	90.84	108.90
Weighted average expected volatility (based on a statistical analysis of the share price on a weighted moving average basis for the expected term of the option)	50.20%	46.40%	52.00%	51.70%
Expected term, minimum (years)	3.0	5.9	3.0	3.0
Expected term, maximum (years)	4.2		4.2	4.2
Expected dividend yield	1.00%	1.70%	1.00%	1.80%
Weighted average risk free interest rate	6.90%	6.90%	7.90%	6.90%
Weighted average fair value-Rand	55.06	51.66	43.82	45.90
Restricted Stock
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Weighted average expected volatility (based on a statistical analysis of the share price on a weighted moving average basis for the expected term of the option)	50.10%	64.10%	50.40%	67.80%
Expected term (years)	3.0	3.0	3.0	3.0
Expected dividend yield	1.90%	1.70%	1.40%	2.30%
Weighted average risk free interest rate	0.20%	0.20%	0.20%	0.60%
Weighted average fair value-Rand	191.38	206.27	155.78	209.40